Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2014 Performance Share Plan [member]
Reconciliation of Shares Issued to Net Proceeds [line items]
Increase in nominal share capital and share premium	€ 0	€ 56	€ 63